Derivative Liabilities - Schedule of Reconciliation of Derivative Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Issuance of warrants, options and convertible notes						$ 56,026,979	$ 2,487,726
Exercise of warrants						42,558,951	885,259
Change in fair value of warrant and option liability	$ 25,061	$ (135,727,676)	$ (20,016,848)	$ (106,888,362)	$ 22,641,625	19,714,808	$ 8,396,169
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Derivative [Line Items]
Balance at January 1, 2016				43,181,472
Issuance of warrants, options and convertible notes				193,370,459
Exercise of warrants				(24,091,534)
Change in fair value of warrant and option liability				(106,888,362)
Balance at September 30, 2016		$ 105,572,035		$ 105,572,035		$ 43,181,472